DEBT - Long-term loans (Details) - Non-related party - USD ($)	Mar. 31, 2026	Mar. 31, 2025
DEBT
Long-term loans, including current portion	$ 1,761,380	$ 1,860,349
Less: current portion of long-term loans	(159,467)	(578,775)
Long-term loans	$ 1,601,914	$ 1,281,574